Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Operating Segments
	Futures
	and securities			OTC
	brokerage	CFD	TRS	Stock option
	services	trading	trading	trading	Other	Total
Year ended December 31, 2023
Revenues (losses)	2,570,495	19,326,140	(2,342,395)	(798,725)	2,335,729	21,091,244

Commissions and fees	1,606,210	-	825,503	-	986,685	3,418,398
Compensation and benefits	997,602	-	-	-	3,102,250	4,099,852
Occupancy	-	7,120	7,120	7,120	848,894	870,254
Communication and technology	471,918	225,636	225,636	225,636	1,910,636	3,059,462
General and administrative	226,802	33,492	33,492	33,492	1,104,870	1,432,148
Crypto currencies	-	-	-	-	-	-
Professional fees	24,411	50,432	50,432	50,432	3,231,658	3,407,365
Research and development	-	-	-		7,115	7,115
Service fees	-	433,734	342,367	342,367	1,234,364	2,352,832
Interest	-	-	1,880,282		532,820	2,413,102
Depreciation and amortization	419	576,944	576,944	576,944	63,760	1,795,011
Marketing	1,673	3,909	3,909	3,909	4,183,395	4,196,795
Change in fair value of warrant liabilities	-	-	-	-	(565,313)	(565,313)
Impairment of fixed assets	-	-	-	-	-	-
Impairment of cryptocurrencies	-	-	-	-	-	-
Other operating expenses	358,074	-	-	-	72,140	430,214

	3,687,109	1,331,267	3,945,685	1,239,900	16,713,274	26,917,235
				-
Income (loss) from operations	(1,116,614)	17,994,873	(6,288,080)	(2,038,625)	(14,377,545)	(5,825,991)
				-
Total segment assets	4,444,667	30,862,233	31,563,234	1,801,095	5,873,357	74,544,586

	Futures and securities brokerage services	CFD trading	TRS trading	Other	Total
Year ended December 31, 2022
Revenues (Losses)	$3,284,729	$(6,694,312)	$(595,871)	$1,522,954	$(2,482,500)

Commissions and fees	2,297,341	7,863	664,435	229,295	3,198,934
Compensation and benefits	953,213	-	-	2,667,293	3,620,506
Occupancy	-	3,600	3,600	819,054	826,254
Communication and technology	459,263	340,408	340,408	2,252,715	3,392,794
General and administrative	101,143	57,372	57,372	1,012,685	1,228,572
Crypto currencies	-	-	-	-	-
Professional fees	17,496	106,533	106,533	3,486,277	3,716,839
Research and development	-	-	-	4,693,995	4,693,995
Service fees	-	470,791	951,857	534,137	1,956,785
Interest	-	-	1,675,946	658,652	2,334,598
Depreciation and amortization	539	800,000	800,000	431,847	2,032,386
Marketing	3,185	54,000	54,000	3,632,382	3,743,567
Payment service charge	-	(78,562)	66,155	-	(12,407)
Change in fair value of warrant liabilities	-	-	-	(1,260,354)	(1,260,354)
Impairment of fixed assets	-	-	-	1,690,028	1,690,028
Impairment of cryptocurrencies	-	-	-	293,619	293,619
Other operating expenses	6,499	-	-	25,907	32,406

	3,838,679	1,762,005	4,720,306	21,167,532	31,488,522

Loss from operations	$(553,950)	$(8,456,317)	$(5,316,177)	$(19,644,578)	$(33,971,022)

Total segment assets	$11,388,786	$13,468,277	$43,725,609	$18,051,712	$86,634,384

	Futures and securities brokerage services	CFD trading	TRS trading	Other	Total
Year ended December 31, 2021
Revenue	$2,800,543	$8,700,009	$13,182,716	$309,444	$24,992,712

Commissions and fees	2,037,619	63,654	1,031,416	185,003	3,317,692
Compensation and benefits	1,083,943	-	-	2,985,260	4,069,203
Occupancy	-	3,900	3,900	771,081	778,881
Communication and technology	437,629	418,227	698,262	375,863	1,929,981
General and administrative	89,040	393,005	78,616	1,455,921	2,016,582
Crypto currencies	-	-	-	1,163,846	1,163,846
Professional fees	14,281	136,755	136,755	3,549,026	3,836,817
Research and development	-	-	-	1,205,040	1,205,040
Service fees	-	449,765	2,730,596	394,218	3,574,579
Interest	-	-	804,621	803,479	1,608,100
Depreciation and amortization	2,027	640,326	93,007	181,556	916,916
Marketing	2,171	70,000	-	841,504	913,675
Payment service charge	-	(274,616)	93,367	-	(181,249)
Change in fair value of warrant liabilities	-	-	-	470,804	470,804
Other operating expenses	1,224	79,934	-	63,017	144,175

	3,667,934	1,980,950	5,670,540	14,445,618	25,765,042

Income (loss) from operations	$(867,391)	$6,719,059	$7,512,176	$(14,136,174)	$(772,330)

Total segment assets	$4,097,364	$12,028,984	$112,623,891	$20,166,592	$148,916,831